Equity Incentive Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for grant			1,220,307
Purchase price of shares of common stock			Less than 100%
Contractual term			10 years
Vesting period			4 years
Options exercisable, cancelled			236,729	31,004
Weighted-average grant date fair value	$ 0.53		$ 0.61	$ 1.52
Total unrecognized estimated compensation cost related to non-vested employee and non-employee director share- based awards	$ 2.6		$ 2.6
Expected to be recognized over a weighted-average period	2 years 9 months 18 days		2 years 10 months 2 days
Percentage lower of fair market value at which employees are eligible to purchase common stock			85.00%
Percentage of employee compensation authorized to withhold			15.00%
Common stock issued under purchase plan			246,945
Percentage of common stock subject to annual automatic increase			1.00%
Common stock subject to annual automatic increase			30,000
Stock options exercised	0	0	3,656
Granted stock options	484,300	0
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			0
2008 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation right			1
Other than stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation right			1.5